Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Statement of Comprehensive Income [Abstract]
Food and beverage revenues	$ 99,213	$ 84,916	$ 202,778	$ 177,898	$ 359,125	$ 310,111	$ 298,421
Amusement and other revenues	118,126	96,469	237,236	198,310	387,626	325,468	309,646
Total revenues	217,339	181,385	440,014	376,208	746,751	635,579	608,067
Cost of food and beverage	25,880	21,832	52,660	45,690	92,122	77,577	73,019
Cost of amusement and other	15,074	14,049	30,840	27,244	54,353	47,437	46,098
Total cost of products	40,954	35,881	83,500	72,934	146,475	125,014	119,117
Operating payroll and benefits	50,081	42,330	99,073	85,120	175,709	150,172	145,571
Other store operating expenses	63,813	57,589	125,007	114,142	225,763	199,537	192,792
General and administrative expenses	13,501	9,604	26,345	20,069	44,574	36,440	40,356
Depreciation and amortization expense	19,638	17,386	38,215	34,673	70,868	66,337	63,457
Pre-opening costs	2,585	1,848	5,359	4,292	9,501	7,040	3,060
Total operating costs	190,572	164,638	377,499	331,230	672,890	584,540	564,353
Operating income	26,767	16,747	62,515	44,978	73,861	51,039	43,714
Interest expense, net	2,223	11,684	6,873	23,696	34,789	47,809	47,634
Loss on debt retirement	6,822	25,986	6,822	25,986	27,578
Income (loss) before provision (benefit) for income taxes	17,722	(20,923)	48,820	(4,704)	11,494	3,230	(3,920)
Provision (benefit) for income taxes	5,149	(7,045)	16,705	(2,287)	3,858	1,061	(12,702)
Net income (loss)	12,573	(13,878)	32,115	(2,417)	7,636	2,169	8,782
Unrealized foreign currency translation gain (loss)	(245)	17	(90)	66	(479)	(419)	15
Total comprehensive income (loss)	$ 12,328	$ (13,861)	$ 32,025	$ (2,351)	$ 7,157	$ 1,750	$ 8,797
Net income (loss) per share:
Basic	$ 0.31	$ (0.42)	$ 0.79	$ (0.07)	$ 0.22	$ 0.07	$ 0.26
Diluted	$ 0.29	$ (0.42)	$ 0.76	$ (0.07)	$ 0.21	$ 0.06	$ 0.26
Weighted average shares used in per share calculations:
Basic	40,850,649	33,204,272	40,542,895	33,204,272	35,314,884	33,187,776	33,186,426
Diluted	42,706,155	33,204,272	42,527,135	33,204,272	37,126,048	34,030,115	33,747,535